PROPERTY, EQUIPMENT AND SOFTWARE - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PROPERTY, EQUIPMENT AND SOFTWARE
Depreciation and amortization expenses	¥ 58,766	¥ 44,870	¥ 21,589